Share capital and share premium	12 Months Ended
Dec. 31, 2017
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Share capital and share premium

27. Share capital and share premium

	Number of shares 000s	Share capital £m	Share premium £m
At 1 January 2016	821,068	205	2,590
Issue of ordinary shares – share option schemes	1,059	—	7

At 31 December 2016	822,127	205	2,597
Issue of ordinary shares – share option schemes	923	—	5
Purchase of own shares	(20,996)	(5)	—

At 31 December 2017	802,054	200	2,602

The ordinary shares have a par value of 25p per share (2016: 25p per share). All issued shares are fully paid. All shares have the same rights.

The £300m share buyback programme announced in October 2017 was completed on 16 February 2018. In 2017, the Group’s brokers purchased 21m shares at a value of £153m of which £149m had been cancelled at 31 December 2017. Cash payments of £149m had been made in respect of the purchases with the outstanding £4m settlement made at the beginning of January 2018. This £4m together with the remaining value of the buyback programme of £147m was recorded as a liability at 31 December 2017 (see note 24). A further 22m shares were purchased under the programme in 2018 (see note 37). The shares bought back are being cancelled and the nominal value of these shares is transferred to a capital redemption reserve. The nominal value of shares cancelled at 31 December 2017 was £5m.

The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximising the return to shareholders through the optimisation of the debt and equity balance.

The capital structure of the Group consists of debt (see note 18), cash and cash equivalents (see note 17) and equity attributable to equity holders of the parent, comprising issued capital, reserves and retained earnings.

The Group reviews its capital structure on a regular basis and will balance its overall capital structure through payments of dividends, new share issues as well as the issue of new debt or the redemption of existing debt in line with the financial risk policies outlined in note 19.